TAXATION - Tax recoverable and payable (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current assets
Income tax	$ 655,691	$ 9,444,898
Non-current assets
Income tax	10,889	16,286
Total	10,889	16,286
Liabilities
Income tax	$ 4,825,271	$ 509,034